INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 1 7	2 0 1 6

Carry forward tax losses	13,083	7,735
Less valuation allowance	(13,083)	(7,735)
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